SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 885,804	$ 1,358,617
Revenue from textbook and course material sales [Member]
Revenue	13,476	0
Revenue from tailored job readiness training services [Member]
Revenue	861,647	944,944
Revenue from Technological Consulting Services for Smart Campus Solutions [Member]
Revenue	$ 10,681	$ 413,673